Cash, Cash Equivalents and Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Cash and cash equivalents
Amortized Cost	$ 20,119
Unrealized Gains	0
Unrealized Losses	(2)
Fair Value	20,117
Short-Term Investments
Amortized Cost	59,913
Unrealized Gains	0
Unrealized Losses	(189)
Fair Value	59,724
Cash, cash equivalents, and short-term investments
Amortized Cost	80,032
Unrealized Gains	0
Unrealized Losses	(191)
Fair Value	79,841
Commercial paper
Short-Term Investments
Amortized Cost	48,921
Unrealized Gains	0
Unrealized Losses	(183)
Fair Value	48,738
Certificates of deposit
Short-Term Investments
Amortized Cost	996
Unrealized Gains	0
Unrealized Losses	(1)
Fair Value	995
U.S. government and agency securities
Short-Term Investments
Amortized Cost	9,996
Unrealized Gains	0
Unrealized Losses	(5)
Fair Value	9,991
Cash and cash equivalents
Cash and cash equivalents
Amortized Cost	7,620
Unrealized Gains	0
Unrealized Losses	0
Fair Value	7,620
Money market funds
Cash and cash equivalents
Amortized Cost	7,501
Unrealized Gains	0
Unrealized Losses	0
Fair Value	7,501
Commercial paper
Cash and cash equivalents
Amortized Cost	4,998
Unrealized Gains	0
Unrealized Losses	(2)
Fair Value	$ 4,996